SUBSEQUENT EVENTS (Details) shares in Millions		1 Months Ended	12 Months Ended
	Jan. 26, 2022 USD ($) item	Feb. 07, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 23, 2022 USD ($)	Dec. 17, 2021 USD ($)
Subsequent Event [Line Items]
Fees and commissions on sale of stock			$ 13,955,000	$ 3,989,000	$ 0
Subsequent Event
Subsequent Event [Line Items]
Remaining availability of aggregate gross sales proceeds from financing programs						$ 581,900,000
Purchase commitment, cancellation fee	$ 1,000,000.0
Purchase commitment, quantity cancelled | item	3
At-the-Market Debt Offering Program | Senior Notes
Subsequent Event [Line Items]
Principal amount							$ 200,000,000.0
At-the-Market Debt Offering Program | Subsequent Event | Senior Notes
Subsequent Event [Line Items]
Principal amount		$ 1,200,000
Proceeds from Notes Payable		$ 1,100,000
At-the-Market Equity Offering Programs
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			95.9
Net proceeds from sale of stock			$ 292,000,000.0
Remaining availability of aggregate gross sales proceeds from financing programs			$ 432,800,000
At-the-Market Equity Offering Programs | Subsequent Event
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		17.9
Net proceeds from sale of stock		$ 48,200,000
Fees and commissions on sale of stock		$ 1,500,000